Income Taxes (Tables)		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

July 2, 2025
Deferred tax asset:
Organizational costs/startup expenses	$509
Total deferred tax asset	509
Valuation allowance	(509)
Deferred tax asset, net of allowance	$—

Sonnet BioTherapeutics Holdings, Inc. [Member]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of the temporary differences that gave rise to deferred taxes were as follows:

	September 30,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$26,754,767	$27,996,751
Research and development credit carryforwards	3,129,222	3,106,675
Amortization	5,791,883	4,692,227
Share-based compensation	19,357	226
Operating lease liability	36,786	57,319
Accrued expenses and other	26,977	546,612
Section 163(j) disallowed interest expense	761,450	763,172
Gross deferred tax assets	36,520,442	37,162,982
Less: valuation allowance	(36,480,967)	(37,100,582)
	39,475	62,400
Deferred tax liabilities:
Property and equipment	(4,782)	(7,954)
Operating lease right-of-use asset	(34,693)	(54,446)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The Company recorded no income tax expense or benefit for the years ended September 30, 2024 and 2023. A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years ended September 30,
	2024	2023
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(5.8)	(7.1)
Change in valuation allowance	(8.3)	30.8
Research and development credit	(4.6)	(5.1)
Permanent differences	2.7	(1.6)
Foreign tax rate differential	0.1	0.3
State net operating losses	—	3.7
Sale of state net operating losses and research and development credits	51.5	—
Other	(14.6)	—
Effective income tax rate	—%	—%